Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XIII
Entity Central Index Key	0000356349
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000002007 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Government Securities Fund
Class Name	Class A
Trading Symbol	MFGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2025, Class A shares of the MFS Government Securities Fund (fund) provided a total return of 5.23%, at net asset value. This compares with a return of 5.81% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 5.53%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and out-of-benchmark exposure to both the Commercial Mortgage-Backed Security (CMBS) and Collateralized Loan Obligation (CLO) sectors, benefited relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    Yield curve positioning weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	5.23%	(1.15)%	0.61%
A with initial sales charge (4.25%)	0.75%	(2.01)%	0.17%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	5.81%	(0.52)%	1.51%
Bloomberg U.S. Government/Mortgage Index +∆	5.53%	(0.85)%	1.07%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 2,002,629,208
Holdings Count | Holding	822
Advisory Fees Paid, Amount	$ 7,481,801	[1]
Investment Company Portfolio Turnover	195.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,002,629,208	Average Effective Maturity (yrs):	6.5
Total Number of Holdings:	822	Average Effective Duration (yrs):	6.3
Total Management Fee ($)#:	7,481,801
Portfolio Turnover Rate (%):	195
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Fixed Income	98.9%
Money Market Funds	1.1%
Composition including fixed income credit quality
AAA	7.2%
AA	1.0%
A	0.5%
BBB	0.0%
U.S. Government	25.2%
Federal Agencies	65.0%
Money Market Funds	1.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002012 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class B
Trading Symbol	MFGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$155	1.52%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2025, Class B shares of the MFS Government Securities Fund (fund) provided a total return of 4.45%, at net asset value. This compares with a return of 5.81% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 5.53%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and out-of-benchmark exposure to both the Commercial Mortgage-Backed Security (CMBS) and Collateralized Loan Obligation (CLO) sectors, benefited relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    Yield curve positioning weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	4.45%	(1.90)%	(0.15)%
B with CDSC (declining over six years from 4% to 0%)×	0.45%	(2.26)%	(0.15)%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	5.81%	(0.52)%	1.51%
Bloomberg U.S. Government/Mortgage Index +∆	5.53%	(0.85)%	1.07%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 2,002,629,208
Holdings Count | Holding	822
Advisory Fees Paid, Amount	$ 7,481,801	[2]
Investment Company Portfolio Turnover	195.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,002,629,208	Average Effective Maturity (yrs):	6.5
Total Number of Holdings:	822	Average Effective Duration (yrs):	6.3
Total Management Fee ($)#:	7,481,801
Portfolio Turnover Rate (%):	195
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Fixed Income	98.9%
Money Market Funds	1.1%
Composition including fixed income credit quality
AAA	7.2%
AA	1.0%
A	0.5%
BBB	0.0%
U.S. Government	25.2%
Federal Agencies	65.0%
Money Market Funds	1.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002013 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class C
Trading Symbol	MFGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$155	1.52%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2025, Class C shares of the MFS Government Securities Fund (fund) provided a total return of 4.44%, at net asset value. This compares with a return of 5.81% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 5.53%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and out-of-benchmark exposure to both the Commercial Mortgage-Backed Security (CMBS) and Collateralized Loan Obligation (CLO) sectors, benefited relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    Yield curve positioning weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	4.44%	(1.89)%	(0.15)%
C with CDSC (1% for 12 months)×	3.44%	(1.89)%	(0.15)%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	5.81%	(0.52)%	1.51%
Bloomberg U.S. Government/Mortgage Index +∆	5.53%	(0.85)%	1.07%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 2,002,629,208
Holdings Count | Holding	822
Advisory Fees Paid, Amount	$ 7,481,801	[3]
Investment Company Portfolio Turnover	195.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,002,629,208	Average Effective Maturity (yrs):	6.5
Total Number of Holdings:	822	Average Effective Duration (yrs):	6.3
Total Management Fee ($)#:	7,481,801
Portfolio Turnover Rate (%):	195
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Fixed Income	98.9%
Money Market Funds	1.1%
Composition including fixed income credit quality
AAA	7.2%
AA	1.0%
A	0.5%
BBB	0.0%
U.S. Government	25.2%
Federal Agencies	65.0%
Money Market Funds	1.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002006 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Government Securities Fund
Class Name	Class I
Trading Symbol	MGSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2025, Class I shares of the MFS Government Securities Fund (fund) provided a total return of 5.49%, at net asset value. This compares with a return of 5.81% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 5.53%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and out-of-benchmark exposure to both the Commercial Mortgage-Backed Security (CMBS) and Collateralized Loan Obligation (CLO) sectors, benefited relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    Yield curve positioning weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	5.49%	(0.93)%	0.84%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	5.81%	(0.52)%	1.51%
Bloomberg U.S. Government/Mortgage Index +∆	5.53%	(0.85)%	1.07%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 2,002,629,208
Holdings Count | Holding	822
Advisory Fees Paid, Amount	$ 7,481,801	[4]
Investment Company Portfolio Turnover	195.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,002,629,208	Average Effective Maturity (yrs):	6.5
Total Number of Holdings:	822	Average Effective Duration (yrs):	6.3
Total Management Fee ($)#:	7,481,801
Portfolio Turnover Rate (%):	195
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Fixed Income	98.9%
Money Market Funds	1.1%
Composition including fixed income credit quality
AAA	7.2%
AA	1.0%
A	0.5%
BBB	0.0%
U.S. Government	25.2%
Federal Agencies	65.0%
Money Market Funds	1.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002015 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Government Securities Fund
Class Name	Class R1
Trading Symbol	MFGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$155	1.52%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2025, Class R1 shares of the MFS Government Securities Fund (fund) provided a total return of 4.45%, at net asset value. This compares with a return of 5.81% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 5.53%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and out-of-benchmark exposure to both the Commercial Mortgage-Backed Security (CMBS) and Collateralized Loan Obligation (CLO) sectors, benefited relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    Yield curve positioning weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	4.45%	(1.90)%	(0.15)%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	5.81%	(0.52)%	1.51%
Bloomberg U.S. Government/Mortgage Index +∆	5.53%	(0.85)%	1.07%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 2,002,629,208
Holdings Count | Holding	822
Advisory Fees Paid, Amount	$ 7,481,801	[5]
Investment Company Portfolio Turnover	195.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,002,629,208	Average Effective Maturity (yrs):	6.5
Total Number of Holdings:	822	Average Effective Duration (yrs):	6.3
Total Management Fee ($)#:	7,481,801
Portfolio Turnover Rate (%):	195
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Fixed Income	98.9%
Money Market Funds	1.1%
Composition including fixed income credit quality
AAA	7.2%
AA	1.0%
A	0.5%
BBB	0.0%
U.S. Government	25.2%
Federal Agencies	65.0%
Money Market Funds	1.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002017 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Government Securities Fund
Class Name	Class R2
Trading Symbol	MGVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$105	1.02%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2025, Class R2 shares of the MFS Government Securities Fund (fund) provided a total return of 4.97%, at net asset value. This compares with a return of 5.81% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 5.53%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and out-of-benchmark exposure to both the Commercial Mortgage-Backed Security (CMBS) and Collateralized Loan Obligation (CLO) sectors, benefited relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    Yield curve positioning weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	4.97%	(1.41)%	0.35%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	5.81%	(0.52)%	1.51%
Bloomberg U.S. Government/Mortgage Index +∆	5.53%	(0.85)%	1.07%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 2,002,629,208
Holdings Count | Holding	822
Advisory Fees Paid, Amount	$ 7,481,801	[6]
Investment Company Portfolio Turnover	195.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,002,629,208	Average Effective Maturity (yrs):	6.5
Total Number of Holdings:	822	Average Effective Duration (yrs):	6.3
Total Management Fee ($)#:	7,481,801
Portfolio Turnover Rate (%):	195
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Fixed Income	98.9%
Money Market Funds	1.1%
Composition including fixed income credit quality
AAA	7.2%
AA	1.0%
A	0.5%
BBB	0.0%
U.S. Government	25.2%
Federal Agencies	65.0%
Money Market Funds	1.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002018 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Government Securities Fund
Class Name	Class R3
Trading Symbol	MFGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2025, Class R3 shares of the MFS Government Securities Fund (fund) provided a total return of 5.23%, at net asset value. This compares with a return of 5.81% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 5.53%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and out-of-benchmark exposure to both the Commercial Mortgage-Backed Security (CMBS) and Collateralized Loan Obligation (CLO) sectors, benefited relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    Yield curve positioning weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	5.23%	(1.16)%	0.60%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	5.81%	(0.52)%	1.51%
Bloomberg U.S. Government/Mortgage Index +∆	5.53%	(0.85)%	1.07%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 2,002,629,208
Holdings Count | Holding	822
Advisory Fees Paid, Amount	$ 7,481,801	[7]
Investment Company Portfolio Turnover	195.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,002,629,208	Average Effective Maturity (yrs):	6.5
Total Number of Holdings:	822	Average Effective Duration (yrs):	6.3
Total Management Fee ($)#:	7,481,801
Portfolio Turnover Rate (%):	195
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Fixed Income	98.9%
Money Market Funds	1.1%
Composition including fixed income credit quality
AAA	7.2%
AA	1.0%
A	0.5%
BBB	0.0%
U.S. Government	25.2%
Federal Agencies	65.0%
Money Market Funds	1.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002008 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Government Securities Fund
Class Name	Class R4
Trading Symbol	MFGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2025, Class R4 shares of the MFS Government Securities Fund (fund) provided a total return of 5.49%, at net asset value. This compares with a return of 5.81% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 5.53%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and out-of-benchmark exposure to both the Commercial Mortgage-Backed Security (CMBS) and Collateralized Loan Obligation (CLO) sectors, benefited relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    Yield curve positioning weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	5.49%	(0.91)%	0.85%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	5.81%	(0.52)%	1.51%
Bloomberg U.S. Government/Mortgage Index +∆	5.53%	(0.85)%	1.07%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 2,002,629,208
Holdings Count | Holding	822
Advisory Fees Paid, Amount	$ 7,481,801	[8]
Investment Company Portfolio Turnover	195.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,002,629,208	Average Effective Maturity (yrs):	6.5
Total Number of Holdings:	822	Average Effective Duration (yrs):	6.3
Total Management Fee ($)#:	7,481,801
Portfolio Turnover Rate (%):	195
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Fixed Income	98.9%
Money Market Funds	1.1%
Composition including fixed income credit quality
AAA	7.2%
AA	1.0%
A	0.5%
BBB	0.0%
U.S. Government	25.2%
Federal Agencies	65.0%
Money Market Funds	1.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000117927 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Government Securities Fund
Class Name	Class R6
Trading Symbol	MFGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2025, Class R6 shares of the MFS Government Securities Fund (fund) provided a total return of 5.59%, at net asset value. This compares with a return of 5.81% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 5.53%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and out-of-benchmark exposure to both the Commercial Mortgage-Backed Security (CMBS) and Collateralized Loan Obligation (CLO) sectors, benefited relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    Yield curve positioning weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	5.59%	(0.81)%	0.95%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	5.81%	(0.52)%	1.51%
Bloomberg U.S. Government/Mortgage Index +∆	5.53%	(0.85)%	1.07%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 2,002,629,208
Holdings Count | Holding	822
Advisory Fees Paid, Amount	$ 7,481,801	[9]
Investment Company Portfolio Turnover	195.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,002,629,208	Average Effective Maturity (yrs):	6.5
Total Number of Holdings:	822	Average Effective Duration (yrs):	6.3
Total Management Fee ($)#:	7,481,801
Portfolio Turnover Rate (%):	195
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Fixed Income	98.9%
Money Market Funds	1.1%
Composition including fixed income credit quality
AAA	7.2%
AA	1.0%
A	0.5%
BBB	0.0%
U.S. Government	25.2%
Federal Agencies	65.0%
Money Market Funds	1.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000033358 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Diversified Income Fund
Class Name	Class A
Trading Symbol	DIFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$93	0.89%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 93	[10]
Expense Ratio, Percent	0.89%	[10]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2025, Class A shares of the fund provided a total return of 8.52%, at net asset value. This compares with a return of 18.41% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 10.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the emerging markets debt segment contributed to relative returns.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection and an underweight exposure to the REITS segment weighed on relative returns.
    The fund's overweight allocation to the US government bond segment also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.52%	3.34%	3.89%
A with initial sales charge (4.25%)	3.90%	2.44%	3.44%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	18.41%	16.85%	12.98%
MFS Diversified Income Fund Blended Index ∆	10.36%	4.21%	4.51%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 2,013,925,358
Holdings Count | Holding	1,413
Advisory Fees Paid, Amount	$ 11,463,961	[11]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,013,925,358	Total Management Fee ($)#:	11,463,961
Total Number of Holdings:	1,413	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Fixed Income ~	66.3%
Equities	32.3%
Money Market Funds	1.4%
Equity sectors
Real Estate	12.6%
Consumer Staples	3.6%
Financials	3.6%
Health Care	2.8%
Consumer Discretionary	1.7%
Energy	1.5%
Industrials	1.5%
Information Technology	1.5%
Materials	1.2%
Communication Services	1.1%
Utilities	0.9%
Index Options	0.3%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.8%
A	7.4%
BBB	11.4%
BB	14.9%
B	10.9%
CCC	4.0%
CC	0.2%
C	0.2%
U.S. Governments	3.7%
Federal Agencies	9.8%
Not Rated	0.3%
Non-Fixed Income	32.3%
Money Market Funds	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000033359 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® DiversifiedIncome Fund
Class Name	Class C
Trading Symbol	DIFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$170	1.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 170	[12]
Expense Ratio, Percent	1.64%	[12]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2025, Class C shares of the fund provided a total return of 7.71%, at net asset value. This compares with a return of 18.41% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 10.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the emerging markets debt segment contributed to relative returns.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection and an underweight exposure to the REITS segment weighed on relative returns.
    The fund's overweight allocation to the US government bond segment also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.71%	2.58%	3.12%
C with CDSC (1% for 12 months)×	6.71%	2.58%	3.12%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	18.41%	16.85%	12.98%
MFS Diversified Income Fund Blended Index ∆	10.36%	4.21%	4.51%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 2,013,925,358
Holdings Count | Holding	1,413
Advisory Fees Paid, Amount	$ 11,463,961	[13]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,013,925,358	Total Management Fee ($)#:	11,463,961
Total Number of Holdings:	1,413	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Fixed Income ~	66.3%
Equities	32.3%
Money Market Funds	1.4%
Equity sectors
Real Estate	12.6%
Consumer Staples	3.6%
Financials	3.6%
Health Care	2.8%
Consumer Discretionary	1.7%
Energy	1.5%
Industrials	1.5%
Information Technology	1.5%
Materials	1.2%
Communication Services	1.1%
Utilities	0.9%
Index Options	0.3%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.8%
A	7.4%
BBB	11.4%
BB	14.9%
B	10.9%
CCC	4.0%
CC	0.2%
C	0.2%
U.S. Governments	3.7%
Federal Agencies	9.8%
Not Rated	0.3%
Non-Fixed Income	32.3%
Money Market Funds	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000033360 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Diversified Income Fund
Class Name	Class I
Trading Symbol	DIFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$67	0.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 67	[14]
Expense Ratio, Percent	0.64%	[14]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2025, Class I shares of the fund provided a total return of 8.78%, at net asset value. This compares with a return of 18.41% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 10.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the emerging markets debt segment contributed to relative returns.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection and an underweight exposure to the REITS segment weighed on relative returns.
    The fund's overweight allocation to the US government bond segment also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.78%	3.59%	4.14%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	18.41%	16.85%	12.98%
MFS Diversified Income Fund Blended Index ∆	10.36%	4.21%	4.51%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 2,013,925,358
Holdings Count | Holding	1,413
Advisory Fees Paid, Amount	$ 11,463,961	[15]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,013,925,358	Total Management Fee ($)#:	11,463,961
Total Number of Holdings:	1,413	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Fixed Income ~	66.3%
Equities	32.3%
Money Market Funds	1.4%
Equity sectors
Real Estate	12.6%
Consumer Staples	3.6%
Financials	3.6%
Health Care	2.8%
Consumer Discretionary	1.7%
Energy	1.5%
Industrials	1.5%
Information Technology	1.5%
Materials	1.2%
Communication Services	1.1%
Utilities	0.9%
Index Options	0.3%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.8%
A	7.4%
BBB	11.4%
BB	14.9%
B	10.9%
CCC	4.0%
CC	0.2%
C	0.2%
U.S. Governments	3.7%
Federal Agencies	9.8%
Not Rated	0.3%
Non-Fixed Income	32.3%
Money Market Funds	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068409 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Diversified Income Fund
Class Name	Class R1
Trading Symbol	DIFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$170	1.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 170	[16]
Expense Ratio, Percent	1.64%	[16]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2025, Class R1 shares of the fund provided a total return of 7.72%, at net asset value. This compares with a return of 18.41% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 10.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the emerging markets debt segment contributed to relative returns.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection and an underweight exposure to the REITS segment weighed on relative returns.
    The fund's overweight allocation to the US government bond segment also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.72%	2.56%	3.12%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	18.41%	16.85%	12.98%
MFS Diversified Income Fund Blended Index ∆	10.36%	4.21%	4.51%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 2,013,925,358
Holdings Count | Holding	1,413
Advisory Fees Paid, Amount	$ 11,463,961	[17]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,013,925,358	Total Management Fee ($)#:	11,463,961
Total Number of Holdings:	1,413	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Fixed Income ~	66.3%
Equities	32.3%
Money Market Funds	1.4%
Equity sectors
Real Estate	12.6%
Consumer Staples	3.6%
Financials	3.6%
Health Care	2.8%
Consumer Discretionary	1.7%
Energy	1.5%
Industrials	1.5%
Information Technology	1.5%
Materials	1.2%
Communication Services	1.1%
Utilities	0.9%
Index Options	0.3%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.8%
A	7.4%
BBB	11.4%
BB	14.9%
B	10.9%
CCC	4.0%
CC	0.2%
C	0.2%
U.S. Governments	3.7%
Federal Agencies	9.8%
Not Rated	0.3%
Non-Fixed Income	32.3%
Money Market Funds	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068410 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Diversified Income Fund
Class Name	Class R2
Trading Symbol	DIFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$119	1.14%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 119	[18]
Expense Ratio, Percent	1.14%	[18]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2025, Class R2 shares of the fund provided a total return of 8.25%, at net asset value. This compares with a return of 18.41% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 10.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the emerging markets debt segment contributed to relative returns.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection and an underweight exposure to the REITS segment weighed on relative returns.
    The fund's overweight allocation to the US government bond segment also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.25%	3.08%	3.64%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	18.41%	16.85%	12.98%
MFS Diversified Income Fund Blended Index ∆	10.36%	4.21%	4.51%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 2,013,925,358
Holdings Count | Holding	1,413
Advisory Fees Paid, Amount	$ 11,463,961	[19]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,013,925,358	Total Management Fee ($)#:	11,463,961
Total Number of Holdings:	1,413	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Fixed Income ~	66.3%
Equities	32.3%
Money Market Funds	1.4%
Equity sectors
Real Estate	12.6%
Consumer Staples	3.6%
Financials	3.6%
Health Care	2.8%
Consumer Discretionary	1.7%
Energy	1.5%
Industrials	1.5%
Information Technology	1.5%
Materials	1.2%
Communication Services	1.1%
Utilities	0.9%
Index Options	0.3%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.8%
A	7.4%
BBB	11.4%
BB	14.9%
B	10.9%
CCC	4.0%
CC	0.2%
C	0.2%
U.S. Governments	3.7%
Federal Agencies	9.8%
Not Rated	0.3%
Non-Fixed Income	32.3%
Money Market Funds	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068411 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Diversified Income Fund
Class Name	Class R3
Trading Symbol	DIFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$93	0.89%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 93	[20]
Expense Ratio, Percent	0.89%	[20]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2025, Class R3 shares of the fund provided a total return of 8.51%, at net asset value. This compares with a return of 18.41% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 10.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the emerging markets debt segment contributed to relative returns.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection and an underweight exposure to the REITS segment weighed on relative returns.
    The fund's overweight allocation to the US government bond segment also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.51%	3.35%	3.89%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	18.41%	16.85%	12.98%
MFS Diversified Income Fund Blended Index ∆	10.36%	4.21%	4.51%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 2,013,925,358
Holdings Count | Holding	1,413
Advisory Fees Paid, Amount	$ 11,463,961	[21]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,013,925,358	Total Management Fee ($)#:	11,463,961
Total Number of Holdings:	1,413	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Fixed Income ~	66.3%
Equities	32.3%
Money Market Funds	1.4%
Equity sectors
Real Estate	12.6%
Consumer Staples	3.6%
Financials	3.6%
Health Care	2.8%
Consumer Discretionary	1.7%
Energy	1.5%
Industrials	1.5%
Information Technology	1.5%
Materials	1.2%
Communication Services	1.1%
Utilities	0.9%
Index Options	0.3%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.8%
A	7.4%
BBB	11.4%
BB	14.9%
B	10.9%
CCC	4.0%
CC	0.2%
C	0.2%
U.S. Governments	3.7%
Federal Agencies	9.8%
Not Rated	0.3%
Non-Fixed Income	32.3%
Money Market Funds	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068412 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Diversified Income Fund
Class Name	Class R4
Trading Symbol	DIFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$67	0.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 67	[22]
Expense Ratio, Percent	0.64%	[22]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2025, Class R4 shares of the fund provided a total return of 8.79%, at net asset value. This compares with a return of 18.41% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 10.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the emerging markets debt segment contributed to relative returns.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection and an underweight exposure to the REITS segment weighed on relative returns.
    The fund's overweight allocation to the US government bond segment also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.79%	3.59%	4.14%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	18.41%	16.85%	12.98%
MFS Diversified Income Fund Blended Index ∆	10.36%	4.21%	4.51%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 2,013,925,358
Holdings Count | Holding	1,413
Advisory Fees Paid, Amount	$ 11,463,961	[23]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,013,925,358	Total Management Fee ($)#:	11,463,961
Total Number of Holdings:	1,413	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Fixed Income ~	66.3%
Equities	32.3%
Money Market Funds	1.4%
Equity sectors
Real Estate	12.6%
Consumer Staples	3.6%
Financials	3.6%
Health Care	2.8%
Consumer Discretionary	1.7%
Energy	1.5%
Industrials	1.5%
Information Technology	1.5%
Materials	1.2%
Communication Services	1.1%
Utilities	0.9%
Index Options	0.3%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.8%
A	7.4%
BBB	11.4%
BB	14.9%
B	10.9%
CCC	4.0%
CC	0.2%
C	0.2%
U.S. Governments	3.7%
Federal Agencies	9.8%
Not Rated	0.3%
Non-Fixed Income	32.3%
Money Market Funds	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000117928 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Diversified Income Fund
Class Name	Class R6
Trading Symbol	DIFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$57	0.55%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 57	[24]
Expense Ratio, Percent	0.55%	[24]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2025, Class R6 shares of the fund provided a total return of 8.88%, at net asset value. This compares with a return of 18.41% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 10.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the emerging markets debt segment contributed to relative returns.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection and an underweight exposure to the REITS segment weighed on relative returns.
    The fund's overweight allocation to the US government bond segment also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.88%	3.69%	4.24%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	18.41%	16.85%	12.98%
MFS Diversified Income Fund Blended Index ∆	10.36%	4.21%	4.51%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 2,013,925,358
Holdings Count | Holding	1,413
Advisory Fees Paid, Amount	$ 11,463,961	[25]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,013,925,358	Total Management Fee ($)#:	11,463,961
Total Number of Holdings:	1,413	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Fixed Income ~	66.3%
Equities	32.3%
Money Market Funds	1.4%
Equity sectors
Real Estate	12.6%
Consumer Staples	3.6%
Financials	3.6%
Health Care	2.8%
Consumer Discretionary	1.7%
Energy	1.5%
Industrials	1.5%
Information Technology	1.5%
Materials	1.2%
Communication Services	1.1%
Utilities	0.9%
Index Options	0.3%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.8%
A	7.4%
BBB	11.4%
BB	14.9%
B	10.9%
CCC	4.0%
CC	0.2%
C	0.2%
U.S. Governments	3.7%
Federal Agencies	9.8%
Not Rated	0.3%
Non-Fixed Income	32.3%
Money Market Funds	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000100956 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Fund
Class Name	Class A
Trading Symbol	NDVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$125	1.19%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2025, Class A shares of the MFS New Discovery Value Fund (fund) provided a total return of 9.88%, at net asset value. This compares with a return of 17.53% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 7.58%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the energy sector strengthened relative performance.
    The combination of an underweight position and stock selection within the health care sector further supported relative returns.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within both the consumer discretionary and consumer staples sectors held back relative results.
    The fund's underweight allocation to the financials sector also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	9.88%	11.60%	9.16%
A with initial sales charge (5.75%)	3.56%	10.29%	8.51%
Comparative Benchmark(s)
Russell 3000® Index +∆	17.53%	16.12%	12.36%
Russell 2000® Value Index +∆	7.58%	10.32%	6.91%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 3,218,294,128
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 27,425,701	[26]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	3,218,294,128	Total Management Fee ($)#:	27,425,701
Total Number of Holdings:	129	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	27.3%
Industrials	14.6%
Consumer Discretionary	10.2%
Real Estate	9.0%
Materials	8.4%
Information Technology	6.8%
Energy	6.5%
Utilities	6.4%
Health Care	5.4%
Consumer Staples	2.2%
Communication Services	0.9%
Top ten holdings
Prosperity Bancshares, Inc.	1.5%
Portland General Electric Co.	1.4%
SLM Corp.	1.3%
Pacific Premier Bancorp, Inc.	1.3%
Hanover Insurance Group, Inc.	1.3%
Plains GP Holdings LP	1.3%
Columbia Banking System, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Popular, Inc.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prosperity Bancshares, Inc.	1.5%
Portland General Electric Co.	1.4%
SLM Corp.	1.3%
Pacific Premier Bancorp, Inc.	1.3%
Hanover Insurance Group, Inc.	1.3%
Plains GP Holdings LP	1.3%
Columbia Banking System, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Popular, Inc.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%

C000100957 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class B
Trading Symbol	NDVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$203	1.94%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2025, Class B shares of the MFS New Discovery Value Fund (fund) provided a total return of 9.04%, at net asset value. This compares with a return of 17.53% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 7.58%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the energy sector strengthened relative performance.
    The combination of an underweight position and stock selection within the health care sector further supported relative returns.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within both the consumer discretionary and consumer staples sectors held back relative results.
    The fund's underweight allocation to the financials sector also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	9.04%	10.77%	8.34%
B with CDSC (declining over six years from 4% to 0%)×	5.04%	10.50%	8.34%
Comparative Benchmark(s)
Russell 3000® Index +∆	17.53%	16.12%	12.36%
Russell 2000® Value Index +∆	7.58%	10.32%	6.91%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 3,218,294,128
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 27,425,701	[27]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	3,218,294,128	Total Management Fee ($)#:	27,425,701
Total Number of Holdings:	129	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	27.3%
Industrials	14.6%
Consumer Discretionary	10.2%
Real Estate	9.0%
Materials	8.4%
Information Technology	6.8%
Energy	6.5%
Utilities	6.4%
Health Care	5.4%
Consumer Staples	2.2%
Communication Services	0.9%
Top ten holdings
Prosperity Bancshares, Inc.	1.5%
Portland General Electric Co.	1.4%
SLM Corp.	1.3%
Pacific Premier Bancorp, Inc.	1.3%
Hanover Insurance Group, Inc.	1.3%
Plains GP Holdings LP	1.3%
Columbia Banking System, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Popular, Inc.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prosperity Bancshares, Inc.	1.5%
Portland General Electric Co.	1.4%
SLM Corp.	1.3%
Pacific Premier Bancorp, Inc.	1.3%
Hanover Insurance Group, Inc.	1.3%
Plains GP Holdings LP	1.3%
Columbia Banking System, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Popular, Inc.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%

C000100958 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class C
Trading Symbol	NDVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$203	1.94%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2025, Class C shares of the MFS New Discovery Value Fund (fund) provided a total return of 9.06%, at net asset value. This compares with a return of 17.53% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 7.58%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the energy sector strengthened relative performance.
    The combination of an underweight position and stock selection within the health care sector further supported relative returns.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within both the consumer discretionary and consumer staples sectors held back relative results.
    The fund's underweight allocation to the financials sector also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	9.06%	10.77%	8.34%
C with CDSC (1% for 12 months)×	8.06%	10.77%	8.34%
Comparative Benchmark(s)
Russell 3000® Index +∆	17.53%	16.12%	12.36%
Russell 2000® Value Index +∆	7.58%	10.32%	6.91%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 3,218,294,128
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 27,425,701	[28]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	3,218,294,128	Total Management Fee ($)#:	27,425,701
Total Number of Holdings:	129	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	27.3%
Industrials	14.6%
Consumer Discretionary	10.2%
Real Estate	9.0%
Materials	8.4%
Information Technology	6.8%
Energy	6.5%
Utilities	6.4%
Health Care	5.4%
Consumer Staples	2.2%
Communication Services	0.9%
Top ten holdings
Prosperity Bancshares, Inc.	1.5%
Portland General Electric Co.	1.4%
SLM Corp.	1.3%
Pacific Premier Bancorp, Inc.	1.3%
Hanover Insurance Group, Inc.	1.3%
Plains GP Holdings LP	1.3%
Columbia Banking System, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Popular, Inc.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prosperity Bancshares, Inc.	1.5%
Portland General Electric Co.	1.4%
SLM Corp.	1.3%
Pacific Premier Bancorp, Inc.	1.3%
Hanover Insurance Group, Inc.	1.3%
Plains GP Holdings LP	1.3%
Columbia Banking System, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Popular, Inc.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%

C000100959 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Fund
Class Name	Class I
Trading Symbol	NDVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2025, Class I shares of the MFS New Discovery Value Fund (fund) provided a total return of 10.15%, at net asset value. This compares with a return of 17.53% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 7.58%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the energy sector strengthened relative performance.
    The combination of an underweight position and stock selection within the health care sector further supported relative returns.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within both the consumer discretionary and consumer staples sectors held back relative results.
    The fund's underweight allocation to the financials sector also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	10.15%	11.88%	9.43%
Comparative Benchmark(s)
Russell 3000® Index +∆	17.53%	16.12%	12.36%
Russell 2000® Value Index +∆	7.58%	10.32%	6.91%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 3,218,294,128
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 27,425,701	[29]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	3,218,294,128	Total Management Fee ($)#:	27,425,701
Total Number of Holdings:	129	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	27.3%
Industrials	14.6%
Consumer Discretionary	10.2%
Real Estate	9.0%
Materials	8.4%
Information Technology	6.8%
Energy	6.5%
Utilities	6.4%
Health Care	5.4%
Consumer Staples	2.2%
Communication Services	0.9%
Top ten holdings
Prosperity Bancshares, Inc.	1.5%
Portland General Electric Co.	1.4%
SLM Corp.	1.3%
Pacific Premier Bancorp, Inc.	1.3%
Hanover Insurance Group, Inc.	1.3%
Plains GP Holdings LP	1.3%
Columbia Banking System, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Popular, Inc.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prosperity Bancshares, Inc.	1.5%
Portland General Electric Co.	1.4%
SLM Corp.	1.3%
Pacific Premier Bancorp, Inc.	1.3%
Hanover Insurance Group, Inc.	1.3%
Plains GP Holdings LP	1.3%
Columbia Banking System, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Popular, Inc.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%

C000100960 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Fund
Class Name	Class R1
Trading Symbol	NDVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$204	1.95%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2025, Class R1 shares of the MFS New Discovery Value Fund (fund) provided a total return of 9.09%, at net asset value. This compares with a return of 17.53% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 7.58%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the energy sector strengthened relative performance.
    The combination of an underweight position and stock selection within the health care sector further supported relative returns.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within both the consumer discretionary and consumer staples sectors held back relative results.
    The fund's underweight allocation to the financials sector also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	9.09%	10.77%	8.34%
Comparative Benchmark(s)
Russell 3000® Index +∆	17.53%	16.12%	12.36%
Russell 2000® Value Index +∆	7.58%	10.32%	6.91%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 3,218,294,128
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 27,425,701	[30]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	3,218,294,128	Total Management Fee ($)#:	27,425,701
Total Number of Holdings:	129	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	27.3%
Industrials	14.6%
Consumer Discretionary	10.2%
Real Estate	9.0%
Materials	8.4%
Information Technology	6.8%
Energy	6.5%
Utilities	6.4%
Health Care	5.4%
Consumer Staples	2.2%
Communication Services	0.9%
Top ten holdings
Prosperity Bancshares, Inc.	1.5%
Portland General Electric Co.	1.4%
SLM Corp.	1.3%
Pacific Premier Bancorp, Inc.	1.3%
Hanover Insurance Group, Inc.	1.3%
Plains GP Holdings LP	1.3%
Columbia Banking System, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Popular, Inc.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prosperity Bancshares, Inc.	1.5%
Portland General Electric Co.	1.4%
SLM Corp.	1.3%
Pacific Premier Bancorp, Inc.	1.3%
Hanover Insurance Group, Inc.	1.3%
Plains GP Holdings LP	1.3%
Columbia Banking System, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Popular, Inc.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%

C000100961 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Fund
Class Name	Class R2
Trading Symbol	NDVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$151	1.44%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2025, Class R2 shares of the MFS New Discovery Value Fund (fund) provided a total return of 9.60%, at net asset value. This compares with a return of 17.53% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 7.58%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the energy sector strengthened relative performance.
    The combination of an underweight position and stock selection within the health care sector further supported relative returns.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within both the consumer discretionary and consumer staples sectors held back relative results.
    The fund's underweight allocation to the financials sector also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	9.60%	11.32%	8.89%
Comparative Benchmark(s)
Russell 3000® Index +∆	17.53%	16.12%	12.36%
Russell 2000® Value Index +∆	7.58%	10.32%	6.91%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 3,218,294,128
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 27,425,701	[31]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	3,218,294,128	Total Management Fee ($)#:	27,425,701
Total Number of Holdings:	129	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	27.3%
Industrials	14.6%
Consumer Discretionary	10.2%
Real Estate	9.0%
Materials	8.4%
Information Technology	6.8%
Energy	6.5%
Utilities	6.4%
Health Care	5.4%
Consumer Staples	2.2%
Communication Services	0.9%
Top ten holdings
Prosperity Bancshares, Inc.	1.5%
Portland General Electric Co.	1.4%
SLM Corp.	1.3%
Pacific Premier Bancorp, Inc.	1.3%
Hanover Insurance Group, Inc.	1.3%
Plains GP Holdings LP	1.3%
Columbia Banking System, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Popular, Inc.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prosperity Bancshares, Inc.	1.5%
Portland General Electric Co.	1.4%
SLM Corp.	1.3%
Pacific Premier Bancorp, Inc.	1.3%
Hanover Insurance Group, Inc.	1.3%
Plains GP Holdings LP	1.3%
Columbia Banking System, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Popular, Inc.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%

C000100962 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Fund
Class Name	Class R3
Trading Symbol	NDVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$125	1.19%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2025, Class R3 shares of the MFS New Discovery Value Fund (fund) provided a total return of 9.86%, at net asset value. This compares with a return of 17.53% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 7.58%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the energy sector strengthened relative performance.
    The combination of an underweight position and stock selection within the health care sector further supported relative returns.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within both the consumer discretionary and consumer staples sectors held back relative results.
    The fund's underweight allocation to the financials sector also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	9.86%	11.61%	9.16%
Comparative Benchmark(s)
Russell 3000® Index +∆	17.53%	16.12%	12.36%
Russell 2000® Value Index +∆	7.58%	10.32%	6.91%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 3,218,294,128
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 27,425,701	[32]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	3,218,294,128	Total Management Fee ($)#:	27,425,701
Total Number of Holdings:	129	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	27.3%
Industrials	14.6%
Consumer Discretionary	10.2%
Real Estate	9.0%
Materials	8.4%
Information Technology	6.8%
Energy	6.5%
Utilities	6.4%
Health Care	5.4%
Consumer Staples	2.2%
Communication Services	0.9%
Top ten holdings
Prosperity Bancshares, Inc.	1.5%
Portland General Electric Co.	1.4%
SLM Corp.	1.3%
Pacific Premier Bancorp, Inc.	1.3%
Hanover Insurance Group, Inc.	1.3%
Plains GP Holdings LP	1.3%
Columbia Banking System, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Popular, Inc.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prosperity Bancshares, Inc.	1.5%
Portland General Electric Co.	1.4%
SLM Corp.	1.3%
Pacific Premier Bancorp, Inc.	1.3%
Hanover Insurance Group, Inc.	1.3%
Plains GP Holdings LP	1.3%
Columbia Banking System, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Popular, Inc.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%

C000100963 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Fund
Class Name	Class R4
Trading Symbol	NDVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2025, Class R4 shares of the MFS New Discovery Value Fund (fund) provided a total return of 10.12%, at net asset value. This compares with a return of 17.53% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 7.58%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the energy sector strengthened relative performance.
    The combination of an underweight position and stock selection within the health care sector further supported relative returns.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within both the consumer discretionary and consumer staples sectors held back relative results.
    The fund's underweight allocation to the financials sector also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	10.12%	11.88%	9.43%
Comparative Benchmark(s)
Russell 3000® Index +∆	17.53%	16.12%	12.36%
Russell 2000® Value Index +∆	7.58%	10.32%	6.91%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 3,218,294,128
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 27,425,701	[33]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	3,218,294,128	Total Management Fee ($)#:	27,425,701
Total Number of Holdings:	129	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	27.3%
Industrials	14.6%
Consumer Discretionary	10.2%
Real Estate	9.0%
Materials	8.4%
Information Technology	6.8%
Energy	6.5%
Utilities	6.4%
Health Care	5.4%
Consumer Staples	2.2%
Communication Services	0.9%
Top ten holdings
Prosperity Bancshares, Inc.	1.5%
Portland General Electric Co.	1.4%
SLM Corp.	1.3%
Pacific Premier Bancorp, Inc.	1.3%
Hanover Insurance Group, Inc.	1.3%
Plains GP Holdings LP	1.3%
Columbia Banking System, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Popular, Inc.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prosperity Bancshares, Inc.	1.5%
Portland General Electric Co.	1.4%
SLM Corp.	1.3%
Pacific Premier Bancorp, Inc.	1.3%
Hanover Insurance Group, Inc.	1.3%
Plains GP Holdings LP	1.3%
Columbia Banking System, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Popular, Inc.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%

C000117930 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Fund
Class Name	Class R6
Trading Symbol	NDVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2025, Class R6 shares of the MFS New Discovery Value Fund (fund) provided a total return of 10.20%, at net asset value. This compares with a return of 17.53% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 7.58%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 were largely pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election, but climbed late February amongst heightened tariff uncertainty.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the energy sector strengthened relative performance.
    The combination of an underweight position and stock selection within the health care sector further supported relative returns.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within both the consumer discretionary and consumer staples sectors held back relative results.
    The fund's underweight allocation to the financials sector also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	10.20%	11.98%	9.54%
Comparative Benchmark(s)
Russell 3000® Index +∆	17.53%	16.12%	12.36%
Russell 2000® Value Index +∆	7.58%	10.32%	6.91%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 3,218,294,128
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 27,425,701	[34]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	3,218,294,128	Total Management Fee ($)#:	27,425,701
Total Number of Holdings:	129	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	27.3%
Industrials	14.6%
Consumer Discretionary	10.2%
Real Estate	9.0%
Materials	8.4%
Information Technology	6.8%
Energy	6.5%
Utilities	6.4%
Health Care	5.4%
Consumer Staples	2.2%
Communication Services	0.9%
Top ten holdings
Prosperity Bancshares, Inc.	1.5%
Portland General Electric Co.	1.4%
SLM Corp.	1.3%
Pacific Premier Bancorp, Inc.	1.3%
Hanover Insurance Group, Inc.	1.3%
Plains GP Holdings LP	1.3%
Columbia Banking System, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Popular, Inc.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prosperity Bancshares, Inc.	1.5%
Portland General Electric Co.	1.4%
SLM Corp.	1.3%
Pacific Premier Bancorp, Inc.	1.3%
Hanover Insurance Group, Inc.	1.3%
Plains GP Holdings LP	1.3%
Columbia Banking System, Inc.	1.3%
First Hawaiian, Inc.	1.2%
Popular, Inc.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.
[10]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[11]	Includes the effect of any management fee waivers, if applicable.
[12]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[13]	Includes the effect of any management fee waivers, if applicable.
[14]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[15]	Includes the effect of any management fee waivers, if applicable.
[16]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[17]	Includes the effect of any management fee waivers, if applicable.
[18]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[19]	Includes the effect of any management fee waivers, if applicable.
[20]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[21]	Includes the effect of any management fee waivers, if applicable.
[22]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[23]	Includes the effect of any management fee waivers, if applicable.
[24]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[25]	Includes the effect of any management fee waivers, if applicable.
[26]	Includes the effect of any management fee waivers, if applicable.
[27]	Includes the effect of any management fee waivers, if applicable.
[28]	Includes the effect of any management fee waivers, if applicable.
[29]	Includes the effect of any management fee waivers, if applicable.
[30]	Includes the effect of any management fee waivers, if applicable.
[31]	Includes the effect of any management fee waivers, if applicable.
[32]	Includes the effect of any management fee waivers, if applicable.
[33]	Includes the effect of any management fee waivers, if applicable.
[34]	Includes the effect of any management fee waivers, if applicable.